Document and Entity Information	Nov. 22, 2019
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001646972
Document Type	8-K
Document Period End Date	Nov. 22, 2019
Entity Registrant Name	Albertsons Companies, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	333-205546
Entity Tax Identification Number	47-4376911
Entity Address, Address Line One	250 Parkcenter Blvd
Entity Address, City or Town	Boise
Entity Address, State or Province	ID
Entity Address, Postal Zip Code	83706
City Area Code	208
Local Phone Number	395-6200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false